TAXES ON INCOME (Schedule of Components of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Current income tax expenses	$ (737)	$ (38)	$ (55)
Previous year's tax benefit		75
Deferred tax benefit (expense)	(230)	345
Current Income Tax Expense (Benefit), Total	$ (967)	$ 382	$ (55)